Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 29, 2012
Other Nonoperating Income (Expense) [Abstract]
Schedule Of Other Income (Expense)
The Company’s other income (expense) consisted of the following (in millions):

	2012	2011	2010
Interest income	$5	$4	$2
Interest expense	(73)	(70)	(67)
Other	(27)	(30)	(3)
Total other income (expense), net	$(95)	$(96)	$(68)